Acquisitions (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 30, 2016	Jun. 27, 2016	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Business Acquisition [Line Items]
Net purchase price				$ 101
Goodwill			$ 476	$ 471	$ 476
Average useful life for each class of definite lived intangible asset recorded for acquisitions			5 years
OneGuard [Member]
Business Acquisition [Line Items]
Net purchase price		$ 61
Goodwill		57
Other intangibles related to acquisitions		$ 15
Landmark [Member]
Business Acquisition [Line Items]
Net purchase price	$ 39
Goodwill	37
Other intangibles related to acquisitions	$ 13